CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents [note 2]	$ 805,874	$ 1,771,661
Available-for-sale securities [note 3]	761,888	650,823
Accounts receivable [note 4]	66,219	104,438
Receivable from a related party [note 9h]	486,454	246,226
Prepaid expenses and deposits	50,597	46,051
Deferred income tax assets [note 10]	3,857	56,328
Total current assets	2,174,889	2,875,527
Equipment [note 5]	23,515	36,519
Long term investments [note 6]	372,860	270,371
Deferred income tax assets [note 10]	0	0
Total assets	2,571,264	3,182,417
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	324,414	252,224
Due to related parties, non-interest bearing [note 9c]	24,150	31,613
Deferred revenue	97,240	136,651
Bank loans [note 7]	100,256	702,866
Total current liabilities	546,060	1,123,354
Stockholders' equity [note 8]
Common stock Authorized 100,000,000,000 common shares with a par value of $0.001 per share Issued and outstanding 10,950,000 common shares	10,950	10,950
Additional paid-in capital	4,255,550	4,226,339
Accumulated other comprehensive income	26,015	(9,351)
Deficit	(2,311,246)	(2,226,158)
Equity attributable to shareholders of the Company	1,981,269	2,001,780
Non-controlling interests	43,935	57,283
Total stockholders' equity	2,025,204	2,059,063
Total liabilities and stockholders' equity	2,571,264	3,182,417
Commitments [note 12]
Subsequent events [note 13]